--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                               The AUSA Endeavor
                            Variable Annuity Account
                                 Annual Report
                               December 31, 1996


                       [LOGO OF AUSA LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of the AUSA Endeavor Variable Annuity Account for the period ended December 31, 1996. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

/s/ William L. Busler

William L. Busler
Vice President
AUSA Life Insurance Company, Inc.

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT,
AUSA LIFE INSURANCE COMPANY, INC.:

We have audited the accompanying balance sheet of The AUSA Endeavor Variable Annuity Account (comprising, respectively, the TCW Money Market, TCW Managed Asset Allocation, T. Rowe Price International Stock, Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value and Growth subaccounts) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The AUSA Endeavor Variable Annuity Account at December 31, 1996, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1996

                                                                        TCW
                                                              TCW     MANAGED
                                                             MONEY     ASSET
                                                             MARKET  ALLOCATION
                                                   TOTAL    SUBACCT.  SUBACCT.
                                                ----------- -------- ----------
ASSETS
Cash..........................................  $        45     --         --
Investments in mutual funds, at current market
 value (Note 2):
 Endeavor Series Trust--TCW Money Market
  Portfolio...................................      767,863 767,863        --
 Endeavor Series Trust--TCW Managed Asset
  Allocation Portfolio........................    2,059,658     --   2,059,658
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio...............    2,774,308     --         --
 Endeavor Series Trust--Value Equity
  Portfolio...................................    2,653,713     --         --
 Endeavor Series Trust--Dreyfus Small Cap
  Value Portfolio.............................    1,854,244     --         --
 Endeavor Series Trust--Dreyfus U.S.
  Government Securities Portfolio.............      665,734     --         --
 Endeavor Series Trust--T. Rowe Price Equity
  Income Portfolio............................    2,111,546     --         --
 Endeavor Series Trust--T. Rowe Price Growth
  Stock Portfolio.............................    1,554,683     --         --
 Endeavor Series Trust--Opportunity Value
  Portfolio...................................      179,692     --         --
 WRL Series Fund, Inc.--Growth Portfolio......    5,205,872     --         --
                                                ----------- -------  ---------
 Total investments in mutual funds............   19,827,313 767,863  2,059,658
                                                ----------- -------  ---------
 Total Assets.................................  $19,827,358 767,863  2,059,658
                                                =========== =======  =========
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable................  $     1,141     106        187
                                                ----------- -------  ---------
 Total Liabilities............................        1,141     106        187
Contract Owners' Equity:
 Deferred annuity contracts terminable by
  owners (Notes 3 and 6)......................   19,826,217 767,757  2,059,471
                                                ----------- -------  ---------
                                                $19,827,358 767,863  2,059,658
                                                =========== =======  =========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  T. ROWE                                     T. ROWE   T. ROWE
   PRICE               DREYFUS  DREYFUS U.S.   PRICE     PRICE
  INT'L.      VALUE   SMALL CAP    GOV'T.     EQUITY    GROWTH   OPPORTUNITY
   STOCK     EQUITY     VALUE    SECURITIES   INCOME     STOCK      VALUE     GROWTH
 SUBACCT.   SUBACCT.  SUBACCT.    SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.
 --------   --------- --------- ------------ --------- --------- ----------- ---------
       --         --         44       --           --        --          1         --
       --         --        --        --           --        --        --          --
       --         --        --        --           --        --        --          --
 2,774,308        --        --        --           --        --        --          --
       --   2,653,713       --        --           --        --        --          --
       --         --  1,854,244       --           --        --        --          --
       --         --        --    665,734          --        --        --          --
       --         --        --        --     2,111,546       --        --          --
       --         --        --        --           --  1,554,683       --          --
       --         --        --        --           --        --    179,692         --
       --         --        --        --           --        --        --    5,205,872
 ---------  --------- ---------   -------    --------- ---------   -------   ---------
 2,774,308  2,653,713 1,854,244   665,734    2,111,546 1,554,683   179,692   5,205,872
 ---------  --------- ---------   -------    --------- ---------   -------   ---------
 2,774,308  2,653,713 1,854,288   665,734    2,111,546 1,554,683   179,693   5,205,872
 =========  ========= =========   =======    ========= =========   =======   =========
       146        251       --          9           52        28       --          362
 ---------  --------- ---------   -------    --------- ---------   -------   ---------
       146        251       --          9           52        28       --          362
 2,774,162  2,653,462 1,854,288   665,725    2,111,494 1,554,655   179,693   5,205,510
 ---------  --------- ---------   -------    --------- ---------   -------   ---------
 2,774,308  2,653,713 1,854,288   665,734    2,111,546 1,554,683   179,693   5,205,872
 =========  ========= =========   =======    ========= =========   =======   =========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1996, Except as Noted

                                                                          TCW
                                                                         MONEY
                                                                         MARKET
                                                               TOTAL    SUBACCT.
                                                             ---------- --------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends.................................................  $  499,367  27,558
Expenses (Note 5):
 Administrative fee........................................       5,211     181
 Mortality and expense risk charge.........................     168,854   8,063
                                                             ---------- -------
   Net investment income (loss)............................     325,302  19,314
                                                             ---------- -------
NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales.......................................   1,050,069 414,686
 Cost of investments sold..................................     960,815 414,686
                                                             ---------- -------
Net realized capital gain (loss) from sales of
 investments...............................................      89,254     --
                                                             ---------- -------
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period...................................     354,489     --
 End of the period.........................................   1,762,593     --
                                                             ---------- -------
   Net change in unrealized appreciation/depreciation of
    investments............................................   1,408,104     --
                                                             ---------- -------
   Net realized and unrealized capital gain (loss) from
    investments............................................   1,497,358     --
                                                             ---------- -------
INCREASE (DECREASE) FROM OPERATIONS........................  $1,822,660  19,314
                                                             ========== =======

/1/Period from December 13, 1996 (commencement of operations) to December 31,
1996


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


   TCW      T. ROWE                       DREYFUS   T. ROWE   T. ROWE
 MANAGED     PRICE              DREYFUS     U.S.     PRICE     PRICE
  ASSET      INT'L.    VALUE   SMALL CAP   GOV'T.    EQUITY    GROWTH  OPPORTUNITY
ALLOCATION   STOCK     EQUITY    VALUE   SECURITIES  INCOME    STOCK      VALUE     GROWTH
 SUBACCT.   SUBACCT.  SUBACCT. SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT. SUBACCT./1/ SUBACCT.
----------  --------  -------- --------- ---------- --------  -------- ----------- --------
  24,797      9,703    38,881    46,612    15,913    10,384    14,414      --      311,105
     791        563       616       468       167       651       309      --        1,465
  19,583     22,343    23,500    16,062     6,488    16,576    12,146        8      44,085
 -------    -------   -------   -------    ------   -------   -------     ----     -------
   4,423    (13,203)   14,765    30,082     9,258    (6,843)    1,959       (8)    265,555
 -------    -------   -------   -------    ------   -------   -------     ----     -------
  92,138     65,520    64,146   154,397    88,868    62,231    32,296      --       75,787
  75,827     60,515    43,398   135,314    91,441    50,909    27,721      --       61,004
 -------    -------   -------   -------    ------   -------   -------     ----     -------
  16,311      5,005    20,748    19,083    (2,573)   11,322     4,575      --       14,783
 -------    -------   -------   -------    ------   -------   -------     ----     -------
 109,510     22,294    60,104    45,750     5,718    21,338    15,903      --       73,872
 299,221    236,578   348,773   278,785     7,435   227,251   174,087     (106)    190,569
 -------    -------   -------   -------    ------   -------   -------     ----     -------
 189,711    214,284   288,669   233,035     1,717   205,913   158,184     (106)    116,697
 -------    -------   -------   -------    ------   -------   -------     ----     -------
 206,022    219,289   309,417   252,118      (856)  217,235   162,759     (106)    131,480
 -------    -------   -------   -------    ------   -------   -------     ----     -------
 210,445    206,086   324,182   282,200     8,402   210,392   164,718     (114)    397,035
 =======    =======   =======   =======    ======   =======   =======     ====     =======

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1996 and 1995, Except as Noted

                                                                               TCW
                                                           TCW               MANAGED          T. ROWE PRICE
                                                          MONEY               ASSET           INTERNATIONAL
                                                         MARKET            ALLOCATION             STOCK
                                    TOTAL              SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                            ----------------------  ------------------  ------------------  ------------------
                               1996        1995       1996      1995      1996      1995      1996      1995
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
OPERATIONS
 Net investment income
  (loss)..................  $   325,302    127,095    19,314     3,105      4,423       70    (13,203)   2,658
 Net realized capital gain
  (loss)..................       89,254     31,866       --        --      16,311    3,066      5,005   (5,399)
 Net change in unrealized
  appreciation/depreciation
  of investments..........    1,408,104    426,743       --        --     189,711  126,529    214,284   45,378
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
 Increase (decrease) from
  operations..............    1,822,660    585,704    19,314     3,105    210,445  129,665    206,086   42,637
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments................    8,945,238  3,101,963   849,831   364,210    451,716  171,807    996,418  414,317
 Transfer payments from
  (to) other subaccounts
  or general account......    3,698,118    359,061  (403,786) (120,602)   506,790  123,270    843,943  (11,421)
 Contract terminations,
  withdrawals, and other
  deductions..............     (390,272)  (116,242)      --        --     (68,621) (36,468)   (69,872) (27,021)
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
 Increase from contract
  transactions............   12,253,084  3,344,782   446,045   243,608    889,885  258,609  1,770,489  375,875
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
 Net increase in contract
  owners' equity..........   14,075,744  3,930,486   465,359   246,713  1,100,330  388,274  1,976,575  418,512
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period......    5,750,473  1,819,987   302,398    55,685    959,141  570,867    797,587  379,075
                            -----------  ---------  --------  --------  ---------  -------  ---------  -------
 End of period............  $19,826,217  5,750,473   767,757   302,398  2,059,471  959,141  2,774,162  797,587
                            ===========  =========  ========  ========  =========  =======  =========  =======

/1/Period from June 16, 1995 (commencement of operations) to December 31, 1995 /2/Period from June 28, 1995 (commencement of operations) to December 31, 1995 /3/Period from April 28, 1995 (commencement of operations) to December 31, 1995 /4/Period from December 13, 1996 (commencement of operations) to December 31, 1996

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


                         DREYFUS         DREYFUS U.S.       T. ROWE PRICE       T. ROWE PRICE
      VALUE             SMALL CAP         GOVERNMENT           EQUITY              GROWTH         OPPORTUNITY
     EQUITY               VALUE           SECURITIES           INCOME               STOCK            VALUE
   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
------------------  ------------------  ----------------  ------------------  ------------------  -----------
  1996      1995      1996      1995     1996    1995/1/    1996     1995/2/    1996     1995/3/    1996/4/
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------  -----------
   14,765   (2,984)    30,082    2,286    9,258     (658)    (6,843)    (702)     1,959     (930)        (8)
   20,748   12,440     19,083    3,137   (2,573)     802     11,322    2,964      4,575      810        --
  288,669   58,248    233,035   45,887    1,717    5,718    205,913   21,338    158,184   15,903       (106)
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
  324,182   67,704    282,200   51,310    8,402    5,862    210,392   23,600    164,718   15,783       (114)
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
1,032,776  452,866    581,260  337,487  336,517  223,574  1,120,024  269,068    890,676  203,721    179,807
  598,804  138,439    367,127   (3,930) 111,586      834    458,878   86,340    250,896   38,125        --
  (61,807)  (2,005)   (22,302) (23,639) (21,050)     --     (55,759)  (1,049)    (8,247)  (1,017)       --
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
1,569,773  589,300    926,085  309,918  427,053  224,408  1,523,143  354,359  1,133,325  240,829    179,807
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
1,893,955  657,004  1,208,285  361,228  435,455  230,270  1,733,535  377,959  1,298,043  256,612    179,693
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
  759,507  102,503    646,003  284,775  230,270      --     377,959      --     256,612      --         --
---------  -------  ---------  -------  -------  -------  ---------  -------  ---------  -------    -------
2,653,462  759,507  1,854,288  646,003  665,725  230,270  2,111,494  377,959  1,554,655  256,612    179,693
=========  =======  =========  =======  =======  =======  =========  =======  =========  =======    =======
      VALUE
     EQUITY               GROWTH
   SUBACCOUNT           SUBACCOUNT
------------------- ---------------------
  1996       1996       1995
---------- ---------- ----------
   14,765    265,555    124,250
   20,748     14,783     14,046
  288,669    116,697    107,742
---------- ---------- ----------
  324,182    397,035    246,038
---------- ---------- ----------
1,032,776  2,506,213    664,913
  598,804    963,880    108,006
  (61,807)   (82,614)   (25,043)
---------- ---------- ----------
1,569,773  3,387,479    747,876
---------- ---------- ----------
1,893,955  3,784,514    993,914
---------- ---------- ----------
  759,507  1,420,996    427,082
---------- ---------- ----------
2,653,462  5,205,510  1,420,996
========== ========== ==========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- Effective January 1, 1995, AUSA Life Insurance Company, Inc. assumed the Endeavor Variable Annuity contracts issued by International Life Investors Insurance Company, another indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"). In conjunction with this assumption, The AUSA Endeavor Variable Annuity Account ("Mutual Fund Account") commenced operations on January 1, 1995. On that same day, all the assets and liabilities of The ILI Endeavor Variable Annuity Account were merged into the Mutual Fund Account. The Mutual Fund Account is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA Life"), an indirect, wholly-owned subsidiary of AUSA, a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Opportunity Value Subaccount commenced operations on December 13, 1996. The
T. Rowe Price Equity Income, the U.S. Government Securities and the T. Rowe Price Growth Stock subaccounts, as part of the Mutual Fund Account, commenced operations on June 28, 1995, June 16, 1995, and April 28, 1995. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, Quest for Value Small Cap and U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, Value Small Cap and Dreyfus U.S. Government Securities Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount were changed to Dreyfus Small Cap Value Portfolio and Subaccount, respectively. Effective March 24, 1995, the names of the Global Growth Portfolio and Subaccount were changed to T. Rowe Price International Stock Portfolio and Subaccount, respectively. The investment objective of the portfolio was changed from an investment on a global basis to an investment on an international basis (i.e. non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of AUSA Life. The investment advisor for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of AUSA Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1996.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at December 31, 1996 follows:

                             NUMBER OF  NET ASSET VALUE   MARKET
                            SHARES HELD    PER SHARE       VALUE       COST
                            ----------- --------------- ----------- -----------
Endeavor Series Trust
 TCW Money Market Portfo-
  lio...................... 767,863.040   $     1.00    $   767,863 $   767,863
 TCW Managed Asset Alloca-
  tion Portfolio........... 109,323.685        18.84      2,059,658   1,760,437
 T. Rowe Price Interna-
  tional Stock Portfolio... 198,875.152        13.95      2,774,308   2,537,730
 Value Equity Portfolio.... 154,195.969        17.21      2,653,713   2,304,940
 Dreyfus Small Cap Value
  Portfolio................ 126,139.028        14.70      1,854,244   1,575,459
 Dreyfus U.S. Government
  Securities Portfolio.....  59,281.758        11.23        665,734     658,299
 T. Rowe Price Equity In-
  come Portfolio........... 136,316.691        15.49      2,111,546   1,884,295
 T. Rowe Price Growth Stock
  Portfolio................  95,437.886        16.29      1,554,683   1,380,596
 Opportunity Value Portfo-
  lio......................  17,862.080        10.06        179,692     179,798
WRL Series Fund, Inc.
 Growth Portfolio.......... 148,733.752    35.001280      5,205,872   5,015,303
                                                        ----------- -----------
                                                        $19,827,313 $18,064,720
                                                        =========== ===========

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                      ACCUMULATION  ACCUMULATION     TOTAL
SUBACCOUNT                             UNITS OWNED   UNIT VALUE  CONTRACT VALUE
----------                            ------------- ------------ --------------
TCW Money Market.....................   665,174.123  $ 1.154219   $   767,757
TCW Managed Asset Allocation......... 1,123,469.170    1.833135     2,059,471
T. Rowe Price International Stock.... 2,084,832.841    1.330640     2,774,162
Value Equity......................... 1,565,599.143    1.694854     2,653,462
Dreyfus Small Cap Value.............. 1,239,443.264    1.496065     1,854,288
Dreyfus U.S. Government Securities...   589,779.900    1.128769       665,725
T. Rowe Price Equity Income.......... 1,387,607.312    1.521680     2,111,494
T. Rowe Price Growth Stock...........   964,658.085    1.611613     1,554,655
Opportunity Value....................   178,913.412    1.004355       179,693
Growth...............................   306,855.075   16.964068     5,205,510
                                                                  -----------
                                                                  $19,826,217
                                                                  ===========

A summary of changes in contract owners' account units follows:

                                TCW      T. ROWE                         DREYFUS    T. ROWE  T. ROWE
                     TCW      MANAGED     PRICE               DREYFUS      U.S.      PRICE    PRICE
                    MONEY      ASSET     INT'L.      VALUE   SMALL CAP    GOV'T.    EQUITY    GROWTH  OPPORTUNITY
                    MARKET   ALLOCATION   STOCK     EQUITY     VALUE    SECURITIES  INCOME    STOCK      VALUE     GROWTH
                   SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.    SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.
                   --------  ---------- ---------  --------- ---------  ---------- --------- -------- ----------- --------
Units outstanding
 at 1/1/95.......    51,924    438,566    352,970     98,032   265,416       --          --      --         --     42,491
Units purchased..   329,022    110,905    362,256    344,140   292,146   204,064     223,477 160,519        --     48,457
Units redeemed
 and
 transferred.....  (109,911)    58,398    (34,132)   105,062   (22,279)      750      70,143  29,095        --      6,488
                   --------  ---------  ---------  --------- ---------   -------   --------- -------    -------   -------
Units outstanding
 at 12/31/95.....   271,035    607,869    681,094    547,234   535,283   204,814     293,620 189,614        --     97,436
Units purchased..   750,980    264,897    798,316    680,695   445,979   305,474     810,397 615,741    178,913   156,541
Units redeemed
 and
 transferred.....  (356,841)   250,703    605,423    337,670   258,181    79,492     283,590 159,303        --     52,878
                   --------  ---------  ---------  --------- ---------   -------   --------- -------    -------   -------
Units outstanding
 at 12/31/96.....   665,174  1,123,469  2,084,833  1,565,599 1,239,443   589,780   1,387,607 964,658    178,913   306,855
                   ========  =========  =========  ========= =========   =======   ========= =======    =======   =======

--------------------------------------------------------------------------------

4. TAXES
Operations of the Mutual Fund Account form a part of AUSA Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments made less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

AUSA Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. AUSA Life also deducts a daily charge equal to an annual rate of
 .15% of the contract owners' account for administrative expenses.

6. NET ASSETS
At December 31, 1996 contract owners' equity was comprised of:

                                                    TCW      T. ROWE             DREYFUS   DREYFUS    T. ROWE   T. ROWE
                                          TCW     MANAGED     PRICE               SMALL      U.S.      PRICE     PRICE
                                         MONEY     ASSET     INT'L.     VALUE      CAP      GOV'T.    EQUITY    GROWTH
                                         MARKET  ALLOCATION   STOCK    EQUITY     VALUE   SECURITIES  INCOME     STOCK
                               TOTAL    SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.
                            ----------- -------- ---------- --------- --------- --------- ---------- --------- ---------
Unit transac-
 tions, accumu-
 lated net in-
 vestment income
 and realized
 capital gains..            $18,063,624 767,757  1,760,250  2,537,584 2,304,689 1,575,503  658,290   1,884,243 1,380,568
Adjustment for
 appreciation/depreciation
 to market
 value..........              1,762,593     --     299,221    236,578   348,773   278,785    7,435     227,251   174,087
                            ----------- -------  ---------  --------- --------- ---------  -------   --------- ---------
Total Contract
 Owners'
 Equity.........            $19,826,217 767,757  2,059,471  2,774,162 2,653,462 1,854,288  665,725   2,111,494 1,554,655
                            =========== =======  =========  ========= ========= =========  =======   ========= =========
                            OPPORTUNITY
                               VALUE     GROWTH
                             SUBACCT.   SUBACCT.
                            ----------- ---------
Unit transac-
 tions, accumu-
 lated net in-
 vestment income
 and realized
 capital gains..              179,799   5,014,941
Adjustment for
 appreciation/depreciation
 to market
 value..........                 (106)    190,569
                            ----------- ---------
Total Contract
 Owners'
 Equity.........              179,693   5,205,510
                            =========== =========

7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                               YEAR ENDED DECEMBER 31 OR
                                             COMMENCEMENT OF OPERATIONS TO
                                                      DECEMBER 31
                                        ---------------------------------------
                                                1996                1995
                                        --------------------- -----------------
                                         PURCHASES    SALES   PURCHASES  SALES
                                        ----------- --------- --------- -------
Endeavor Series Trust
 TCW Money Market Portfolio............ $   880,105   414,686   396,123 149,327
 TCW Managed Asset Allocation
  Portfolio............................     986,607    92,138   380,622 123,035
 T. Rowe Price International Stock
  Portfolio............................   1,822,939    65,520   482,406 104,421
 Value Equity Portfolio................   1,648,916    64,146   639,975  53,908
 Dreyfus Small Cap Value Portfolio.....   1,110,497   154,397   436,139 124,482
 Dreyfus U.S. Government Securities
  Portfolio............................     525,184    88,868   274,251  50,497
 T. Rowe Price Equity Income
  Portfolio............................   1,578,572    62,231   406,641  52,973
 T. Rowe Price Growth Stock Portfolio..   1,167,599    32,296   245,760   5,852
 Opportunity Value Portfolio...........     179,798       --        --      --
WRL Series Fund, Inc.
 Growth Portfolio......................   3,729,079    75,787   970,989 100,431
                                        ----------- --------- --------- -------
                                        $13,629,296 1,050,069 4,232,906 764,926
                                        =========== ========= ========= =======